REVERSE ACQUISITION - Narratives (Details) - shares	Jun. 25, 2021	Dec. 31, 2023	Dec. 31, 2022
REVERSE ACQUISITION
Common stock, shares outstanding		49,806,556	15,216,681
Former shareholders of Haitaoche | Kaixin auto holdings
REVERSE ACQUISITION
Percentage of ownership interest	51.61%
Haitaoche
REVERSE ACQUISITION
Issuance of shares through private placement	4,935,700
Equity interest subscribed	100.00%
Common stock, shares outstanding	9,564,033